Taxation	6 Months Ended
Jun. 30, 2025
Income taxes paid (refund) [abstract]
Taxation

4.Taxation
The effective tax rate for the first half is 25.9% compared with 28.6% in 2024. The tax rate is calculated by dividing the tax charge by pre-tax profit excluding the contribution of joint ventures and associates.